LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2021
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.           LONG TERM INVESTMENTS

The Company owns 17.94% equity interest in Jilin Jinong Hi-tech Development Shares Co. Ltd. ("Jinong") and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2020 and 2021.

The Company recorded an impairment loss of RMB–nil-, RMB5,994, and RMB5,957 on its equity investment without readily determinable fair value for the years ended September 30, 2019, 2020 and 2021, respectively.